Note 23 - Financial Risk Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
NOTE 23.	FINANCIAL RISK MANAGEMENT

Overview

The Group is exposed to market risk, liquidity risk and credit risk. The Group's management seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The Board of Directors, together with senior management, is involved in the risk assessment process. The Group has not
utilized derivatives for hedging purposes.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group is exposed to three
types of market risk: interest rate risk, foreign currency risk and equity price risk. Financial instruments affected by market risk include loans and borrowings, trade receivables, trade payables, accrued liabilities and listed equity instruments.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group's exposure to interest risk is limited because financial liabilities have fixed interest rates and future interest payments on these will thus not
fluctuate. The Group expects to settle all financial liabilities at maturity, meaning changes in market interest rates will only impact their fair value temporarily. Financial assets are not
interest-bearing, except for deposits with banks.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Our exposure to the risk of changes in foreign exchange rates relates primarily to our consolidated results being presented in U.S. Dollar, while our revenues are generated in nearly all global currencies, though often converted to USD or EUR before being paid to us from our partners. The Group incurs operating expenses in various currencies, including the Norwegian krone, Chinese renminbi, Polish zloty, Swedish krona, Indian rupee, Kenyan shilling, Nigerian naira, Great British Pounds and the Euro. Additionally, the Group is exposed to foreign currency risk due to monetary items recognized on the balance sheet being denominated in currencies other than the functional currency, which for most of the Group's entities is the U.S. Dollar. Management is closely monitoring the Group's exposure to foreign currency risk and seeks to minimize its exposure to such risk. The Group's exposure to foreign currency risk related to cash on hand is limited.

Equity price risk

While the Group did
not
hold any investment in listed equity instruments as of
December 31, 2020,
the Group held such investments throughout
2020.
Investments in listed equity instruments exposed the Group to equity price risk. Specifically, such holdings are susceptible to market price risk arising from uncertainties about future values of such securities.

Our investment activity in listed equity instruments is managed by Kunlun Group Limited, a related party of the Group, and is overseen by the Group's CEO. The investment activity, including risk management, is subject to set requirements for performance monitoring, risk tolerance, investment strategies and diversification. Under the applicable policies of the Group, the total capital allocated to investments in listed equity instruments is limited up to
US$70
million. During
2020,
the Group invested in shares listed on stock exchanges in mainland China, Hong Kong and the United States. The majority of the investments were in companies in the tech and electronics industries. The Group also wrote call options on listed equity instruments to a limited extent, resulting in a gain of
US$124
thousand in
2020.
The written call options, representing a financial liability of the Group, had a fair value of
US$744
thousand as of
December 31, 2020.
The written call options exposed the Group to equity price risk due to the counterparties' rights to buy the underlying listed equity instrument from the Group for a fixed price. This specific risk was managed by the Group only writing call options with relative short durations, by limiting the number of contracts entered into, and by preparing to purchase the underlying shares in the event of certain levels of adverse price movements. While the Group did not
enter into short positions during
2020,
the investment policies allow such positions to be entered into.

As of
December 31, 2020,
the Group had
no
holdings of publicly traded equity instruments (
2019:
US$42,146
thousand).

The net gain from publicly traded instruments in
2020
was
US$13,033
thousand (
2019:
net gain of
US$8,477
thousand;
2018:
net loss of
US$1,485
thousand).

The goal of investing in listed equity instruments is to achieve the highest possible return on invested capital relative to the risk taken. The Group seeks to invest in liquid equity instruments in order to reduce costs when instruments are to be realized.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Group's liquidity risk is limited given its significant cash position and low debt-to-equity ratio as of
December 31, 2020.
See Note
20
for an overview of maturity profile on the Group's financial liabilities.

Credit risk

Credit risk is the risk that a counterparty will
not
meet its obligations under a financial instrument or customer contract, leading to a financial loss for the Group.

The Group is exposed to credit risk from its operating activities, primarily trade receivables, and from its cash management activities, including deposits with banks and financial institutions, and other receivables, such as loans to associates and joint ventures (details in Note
26
). The Group's revenue comes mainly from sales where settlement in cash generally takes place within
30
-
90
days of the invoice being issued, which is concurrently when the Group has an unconditional right to consideration. For some specific revenue streams, including those relating to OPay, settlement is agreed to extend beyond
90
days. The management of credit risk related to trade receivables is handled as part of the business risk and is continuously monitored by the Group. Details of outstanding accounts receivables are disclosed in Note
14.